Environmental Obligations	12 Months Ended
Dec. 31, 2020
Environmental Remediation Obligations [Abstract]
Environmental Obligations	Environmental Obligations
We are subject to various federal, state, local and foreign environmental laws and regulations that govern emissions of air pollutants, discharges of water pollutants, and the manufacture, storage, handling and disposal of hazardous substances, hazardous wastes and other toxic materials and remediation of contaminated sites. We are also subject to liabilities arising under the Comprehensive Environmental Response, Compensation and Liability Act (“CERCLA”) and similar state laws that impose responsibility on persons who arranged for the disposal of hazardous substances, and on current and previous owners and operators of a facility for the clean-up of hazardous substances released from the facility into the environment. We are also subject to liabilities under the Resource Conservation and Recovery Act (“RCRA”) and analogous state laws that require owners and operators of facilities that have treated, stored or disposed of hazardous waste pursuant to a RCRA permit to follow certain waste management practices and to clean up releases of hazardous substances into the environment associated with past or present practices. In addition, when deemed appropriate, we enter certain sites with potential liability into voluntary remediation compliance programs, which are also subject to guidelines that require owners and operators, current and previous, to clean up releases of hazardous substances into the environment associated with past or present practices.
Environmental liabilities consist of obligations relating to waste handling and the remediation and/or study of sites at which we are alleged to have released or disposed of hazardous substances. As of the periods presented, the Bessemer City site located in North Carolina is the only site for which we have a reserve. We have provided reserves for potential environmental obligations that we consider probable and for which a reasonable estimate of the obligation can be made. Accordingly, total reserves of $6.7 million and $6.9 million existed for the years ended December 31, 2020 and 2019, respectively.
The estimated reasonably possible environmental loss contingencies exceed amount accrued by approximately $3 million at December 31, 2020. This reasonably possible estimate is based upon information available as of the date of the filing and the actual future losses may be higher given the uncertainties regarding the status of laws, regulations, enforcement policies, the impact of potentially responsible parties, technology and information related to the site.
Although potential environmental remediation expenditures in excess of the reserves and estimated loss contingencies could be significant, the impact on our future consolidated and combined financial results is not subject to reasonable estimation due to numerous uncertainties concerning the nature and scope of possible contamination, identification of remediation alternatives under constantly changing requirements, selection of new and diverse clean-up technologies to meet compliance standards, and the timing of potential expenditures. The liabilities arising from potential environmental obligations that have not been reserved for at this time may be material to any one quarter’s or year’s results of operations in the future. However, we believe any liability arising from such potential environmental obligations is not likely to have a material adverse effect on our liquidity or financial condition as it may be satisfied over many years.
The table below is a roll forward of our total environmental reserves from December 31, 2018 to December 31, 2020.

(in Millions)	Environmental Reserves Total
Balance December 31, 2018	$6.4
Change in reserves	0.9
Cash payments	(0.4)
Balance December 31, 2019	$6.9
Change in reserves	0.1
Cash payments	(0.3)
Balance December 31, 2020	$6.7

The table below provides detail of current and long-term environmental reserves.

	December 31,
(in Millions)	2020	2019
Environmental reserves, current (1)	$0.6	$0.5
Environmental reserves, long-term (2)	6.1	6.4
Total environmental reserves	$6.7	$6.9
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1.These amounts are included within “Accrued and other liabilities” on the consolidated balance sheets.
2.These amounts are included in "Environmental liabilities" on the consolidated balance sheets.